3. Other income, net (Tables)	12 Months Ended
Dec. 31, 2013
Other income
	2013	2012	2011
	US$’000	US$’000	US$’000

Exchange (loss)/gain, net	(18)	(17)	26
Rental income	72	65	56

	54	48	82

ZHEJIANG TIANLAN
Other income
	2013	2012	2011
	RMB’000	RMB’000	RMB’000
Gain on disposal of intangible asset	23	-	-
Gain on disposal of property, plant and equipment	41	-	-
Subsidy income (note i)	6,893	7,170	4,483
Sales of scrapped materials	18	31	78
Others	449	140	600

	7,424	7,341	5,161

ZHEJIANG JIAHUAN
Other income
		(Unaudited)	(Unaudited)
	2013	2012	2011
	RMB’000	RMB’000	RMB’000

Government grant	-	-	400
Rental income (i)	665	701	-
Interest income	32	68	124
Sundry income	-	298	166

	697	1,067	690